PROPERTY, PLANT AND EQUIPMENT - Schedule of fleet composition (Details) - aircraft	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	343	295
Number of aircraft with a short-term lease	9	1
B-767-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	9	11
B-767-300F
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	19	17
B-777-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	10	10
B-787-8
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	10	10
B-787-9
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	27	26
A-319-100
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	38	12
A-320-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	135	129
A-320-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	30	24
A-321-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	49	49
A-321-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	14	7
A-330-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	2	0
Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft with a short-term lease	3
Boeing 777
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft with a short-term lease	6
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	162	151
Aircraft | B-767-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	9	11
Aircraft | B-767-300F
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	18	16
Aircraft | B-777-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	10	4
Aircraft | B-787-8
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	4	4
Aircraft | B-787-9
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	2	2
Aircraft | A-319-100
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	11	11
Aircraft | A-320-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	86	83
Aircraft | A-320-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	3	1
Aircraft | A-321-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	19	19
Aircraft | A-321-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	0	0
Aircraft | A-330-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	0	0
Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	181	144
Right of use | B-767-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	0	0
Right of use | B-767-300F
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	1	1
Right of use | B-777-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	0	6
Right of use | B-787-8
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	6	6
Right of use | B-787-9
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	25	24
Right of use | A-319-100
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	27	1
Right of use | A-320-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	49	46
Right of use | A-320-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	27	23
Right of use | A-321-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	30	30
Right of use | A-321-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	14	7
Right of use | A-330-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	2	0